Schedule of components of loss before income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 17, 2025	Mar. 31, 2024
Total loss before income tax expenses - Continuing operations	$ 8,499,053	$ 2,925,989		$ 5,212,305
Total loss/(income) before income tax expenses - Discontinued		(4,602,415)	$ (4,602,415)	462,886
CHINA
Total loss before income tax expenses - Continuing operations	6,478,687	1,492,557		5,114,375
Non PRC [Member]
Total loss before income tax expenses - Continuing operations	$ 2,020,366	$ 1,433,432		$ 97,930